ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 4, 2015	Maureen A. Meredith
T +1 617 951 7239
F +1 617 235 7664
maureen.meredith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 135 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 28, 2015 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Prospectus for AMG SouthernSun Small Cap Fund, dated February 1, 2015; and

(ii) Prospectus for AMG SouthernSun U.S. Equity Fund, dated February 1, 2015.

If you have any questions concerning this filing, please call me at (617) 951-7239.

Sincerely,

/s/ Maureen A. Meredith
Maureen A. Meredith